Loss Per Share	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

12. LOSS PER SHARE

The computation of basic and diluted net loss per ordinary share is as follows:

	Six months ended December 31,
	2021	2022
	RMB	RMB	US$
Numerator:
Net loss	(39,244)	(31,454)	(4,561)

Denominator:
Weighted average number of ordinary shares outstanding	90,472,014	90,472,014	90,472,014

Basic & diluted net loss per ordinary share	(0.434)	(0.348)	(0.050)